Lease - Summary of supplemental information related to operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	$ 6,897,814	$ 6,319,923
Non-cash right-of-use assets in exchange for new lease obligations: Operating leases	$ 6,182,198	$ 6,748,032
Weighted average remaining lease term: Operating leases	3 years	4 years
Weighted average discount rate: Operating leases	4.90%	4.80%